Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Reebonz Holding Ltd
Entity Central Index Key	0001752108
Trading Symbol	RBZ
Amendment Flag	true
Amendment Description	Amendment
Document Type	F-1/A
Document Period End Date	Dec. 31, 2018
Entity Emerging Growth Company	true
Entity Ex Transition Period	false